Operations by Business Segment and Geographic Area - External Revenue and Segment Profit (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
External revenue
Revenues	$ 5,027,400	$ 4,941,600	$ 4,716,100	$ 4,835,900	$ 4,989,600	$ 4,766,900	$ 4,856,100	$ 4,423,900	$ 19,520,970	$ 19,036,525	$ 18,114,048
Reportable segments
Segment Profit (Loss)
Segment Profit (Loss)									545,400	744,300	1,032,200
Energy & Chemicals
External revenue
Revenues									8,565,800	9,250,000	10,040,200
Energy & Chemicals | Reportable segments
Segment Profit (Loss)
Segment Profit (Loss)									424,900	366,400	764,500
Mining, Industrial, Infrastructure & Power
External revenue
Revenues									5,178,400	4,598,700	4,089,200
Mining, Industrial, Infrastructure & Power | Reportable segments
Segment Profit (Loss)
Segment Profit (Loss)									(141,000)	170,900	57,200
Government Segment
External revenue
Revenues									3,232,700	2,720,000	2,557,400
Government Segment | Reportable segments
Segment Profit (Loss)
Segment Profit (Loss)									127,900	85,100	83,100
Diversified Services
External revenue
Revenues									2,544,100	2,467,800	1,427,200
Diversified Services | Reportable segments
Segment Profit (Loss)
Segment Profit (Loss)									133,600	121,900	127,400
Diversified Services | Intercompany
External revenue
Revenues									$ 589,000	$ 524,000	$ 439,000